Other Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of costs incurred in oil and gas property acquisition, exploration, and development activities
Purchase of non-producing leases	$ 412,099	$ 46,683	$ 2,603
Purchase of producing properties	204,511	53,116	3,288
Exploration costs	189,535	43,466	3,794
Development costs	24,740	13,641	6,798
Asset retirement obligation	12,843	2,171	278
Costs incurred, acquisition of oil and gas properties, Total	$ 843,728	$ 159,077	$ 16,761